RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 18 - RELATED-PARTY TRANSACTIONS

a)      Intercompany loans

	2017	2016
Assets
Joint venture
Gerdau Corsa SAPI de C.V.	7	48
Others
Fundação Gerdau	51,832	57,493

	51,839	57,541

	2017	2016	2015
Net financial income	95	(2,457)	2,712

b)      Operations with related parties

During the years ended December 31, 2017 and 2016, the Company, through its subsidiaries, entered into commercial operations with some of its associate companies and joint ventures including sales of R$ 630,190 as of December 31, 2017 (R$ 421,415 as of December 31, 2016) and purchases in the amount of R$ 121,618 as of December 31, 2017 (R$ 141,275 as of December 31, 2016). The net amount totals R$ 508,572 as of December 31, 2017 (R$ 280,140 as of December 31, 2016).

During the years ended December 31, 2017 and 2016, the Company and its subsidiaries made transactions with controlling shareholders, directly or indirectly, mainly guarantees provided by the controlling in guarantees of debentures, on which the Company pays a fee of 0.95 % p.a. on the amount guaranteed. The effect of these transactions was an expense of R$ 689 (R$ 4,732 as of December 31, 2016). Additionally, the Company recorded income of R$ 801 (R$ 1,001 as of December 31, 2016), derived from rental agreement.

Guarantees granted

Related Party	Relationship	Object	Original Amount	Maturity	2017	2016
GTL Trade Finance Inc.	Subsidiary	10-year Bond	1,744,000	Oct/17	—	2,577,296
GTL Trade Finance Inc.	Subsidiary	30-year Bond	1,118,000	Apr/44	1,654,000	1,629,550
Diaco S.A.	Joint-venture	Financing Agreements	137,700	Aug/18	128,019	397,238
Armacero-Matco S.A., Salomon Sack S.A.	Subsidiary	Financing Agreements	214,793	Dec/18	226,700	—
Gerdau Holding Inc.	Subsidiary	10-year Bond	2,188,125	Jan/20	1,711,649	1,801,389
Gerdau Trade Inc.	Subsidiary	10-year Bond	2,117,750	Jan/21	1,570,546	3,345,222
Gerdau Corsa S.A.P.I. de C.V.	Joint-venture	Financing Agreements	1,973,313	Jul/18 - Dec/21	1,797,856	2,061,260
Gerdau Summit Aços Fundidos e Forjados S.A.	Joint-venture	Financing Agreements	130,164	Aug/25	6,550	—
GTL Trade Finance Inc., Gerdau Holdings Inc.	Subsidiary	10-year Bond	2,606,346	Apr/24	3,031,974	2,987,154
Sipar Aceros S.A.	Subsidiary	Financing Agreements	436,959	Sep/18 - Sep/21	85,920	434,706
Gerdau Trade Inc.	Subsidiary	10-year Bond	1,501,275	Apr/23	1,792,291	1,832,625
Gerdau Steel India Ltd.	Subsidiary	Financing Agreements	98,359	Sep/18 - Feb/19	287,690	354,585
Gerdau Steel India Ltd.	Subsidiary	Financing Agreements	—	Indetermined	—	55,130
Comercial Gerdau Bolivia	Subsidiary	Financing Agreements	—	nov/17	—	13,036
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	2,960,203	Jan/20 - Feb/21	2,158,271	2,627,205
Gerdau Ameristeel US. Inc.	Subsidiary	Bond 25 yers	103,596	Oct/37	168,708	166,214
Gerdau Ameristeel US. Inc.	Subsidiary	Bond 30 yers	46,460	May/37	76,084	74,959
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	556,247	Oct/24 - Dec/30	282,534	318,784
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	7,007	Dec/18	7,007	304,194
Siderurgica Zuliana, C.A.	Subsidiary	Financing Agreements	50,010	Dec/18	33,080	65,182
Gerdau Ameristeel Corporation; Gerdau Ameristeel US Inc.; Gerdau Macsteel Inc.; Comercial Gerdau Bolivia S.A.; Gerdau Aza S.A.; Gerdau Metaldom S.A.; Sipar Aceros S.A.; Gerdau Hungria Holdings LLC; Aceros Corsa S.A. de C.V.; Gerdau Corsa S.A.P.I de C.V.; Gerdau GTL México S.A. de C.V.; Sidertul S.A. de C.V.; Steelchem Trading Corporation; Empresa Siderúrgica Del Perú S.A.A.; Gerdau Hungria Y CIA, S.R.C and Gerdau Laisa S.A.	Subsidiary and Joint-venture	Financing Agreements	—	Oct/20	178,200	635,525
Gerdau Aços Especiais S.A.	Subsidiary	Financing Agreements	70,000	feb/20	—	63,000

c)      Debentures

Debentures are held by direct or indirect shareholders in the amount of R$ 348 as of December 31, 2017 (R$ 33,438 as of December 31, 2016), which corresponds to 63 debentures (5,964 as of December 31, 2016).

d)      Price and interest

Loan agreements between Brazilian companies carry interest based on the CDI (Interbank Deposit Certificate) and Libor rate plus exchange variance, when applicable. Sales of products and purchases of inputs are made under terms and conditions agreed between the parties.

e)      Key Management compensation

The cost of the key management salaries, variable compensation and benefits was R$ 33,942 during 2017 (R$ 33,686 in 2016). In 2017, contributions to management’s defined contribution pension plans totaled R$ 1,327 (R$ 1,359 in 2016).

Stock options granted to management are as follows:

	2017
	Number of shares	Weighted exercise price
		R$
Balance as of January 1, 2015	1,564,341	19.53

Options Forfeited	(1,130,091)	19.56
Others	112,420	—

Balance as of December 31, 2015	546,670	18.36

Options Forfeited	(148,491)	20.49

Balance as of December 31, 2016	398,179	16.64

Options Forfeited	(217,819)	15.11

Balance as of December 31, 2017	180,360	17.91

At the end of the year, the Restricted Shares resulting from the conversion process within the key management were:

	2017	2016
Available at beginning of the year	4,831,999	1,669,557
Granted	1,353,930	3,399,729
Exercised	(240,619)	(237,287)
Forfeited		—

Available at the end of the year	5,945,310	4,831,999

Additional information on the long-term incentive plan are presented in Note 25.

The cost of long-term incentive plans recognized in income and attributable to key management (members of Board of Directors and executive officers) totaled R$ 14,609 during 2017 (R$ 14,095 and R$ 10,999 during 2016 and 2015, respectively).

Additionally, for the year ended December 31, 2017, the compensation for the members of the Advisory Board was R$ 0 (R$ 1,958 in 2016 and R$ 1,129 in 2015, being the amount of 2015 the compensation of the Advisory Board as from its creation in May/15).